Curian/PIMCO Credit Income Fund
Prospectus [Line Items]
Expense [Heading]
In the summary prospectus for the Curian/PIMCO Credit Income Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/PIMCO Credit Income Fund
Management Fees	[1]	0.40%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		0.91%
[1]	Management Fees have been restated to reflect a change in the management fee rate effective January 2, 2014.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.